Components of Working Capital	12 Months Ended
Dec. 31, 2015
Components Of Working Capital [Abstract]
Components of Working Capital
10.  COMPONENTS OF WORKING CAPITAL

A summary of accounts receivable, net is as follows:

	December 31,
thousands	2015	2014
Trade receivables, net	$143,341	$118,946
Other receivables, net	49,772	3,597
Total accounts receivable, net	$193,113	$122,543

A summary of other current assets is as follows:

	December 31,
thousands	2015	2014
Natural gas liquids inventory	$2,403	$5,316
Imbalance receivables	2,122	415
Prepaid insurance	2,998	3,217
Other	1,034	1,879
Total other current assets	$8,557	$10,827

A summary of accrued liabilities is as follows:

	December 31,
thousands	2015	2014
Accrued capital expenditures	$61,454	$132,911
Accrued plant purchases	16,425	14,023
Accrued interest expense	26,194	24,741
Short-term asset retirement obligations	3,677	1,497
Short-term remediation and reclamation obligations	1,136	475
Income taxes payable	770	207
Other	9,440	3,341
Total accrued liabilities	$119,096	$177,195